UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03421

The Prudential Variable Contract Account-10

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1.	Schedule of Investments

VCA 10

Schedule Of Investments As of March 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS—98.0 % COMMON STOCKS	Shares	Value
Aerospace/Defense—2.0%
Honeywell International, Inc.	126,400	$5,821,984

Biotechnology—2.4%
Amgen Inc. (a)	56,900	3,179,572
Gilead Sciences, Inc. (a)	49,100	3,756,150

		6,935,722

Capital Markets—5.7%
Bank of New York (The)	119,600	4,849,780
Charles Schwab Corp.	136,200	2,491,098
Merrill Lynch & Co.	41,800	3,413,806
UBS AG	94,800	5,633,964

		16,388,648

Chemicals—3.0%
Agrium, Inc.	115,000	4,407,950
Dupont EI. de Nemours	84,100	4,157,063

		8,565,013

Commercial Services & Supplies—1.7%
Waste Management, Inc.	140,400	4,831,164

Communications Equipment—4.9%
Avaya, Inc. (a)	332,900	3,931,549
Motorola, Inc.	247,500	4,373,325
QualComm, Inc.	134,900	5,754,834

		14,059,708

Computers & Peripherals—3.5%
Apple, Inc. (a)	46,800	4,348,188
Hewlett-Packard Co.	72,700	2,918,178
Seagate Technology	123,000	2,865,900

		10,132,266

Consumer Finance—2.0%
American Express Co.	49,100	2,769,240
SLM Corp.	69,400	2,838,460

		5,607,700

Diversified Consumer Services—3.1%
Career Education Corp. (a)	125,800	3,836,900
H & R Block, Inc. (a)	245,300	5,161,112

		8,998,012

Diversified Financial Services—4.5%
Citigroup, Inc.	89,200	4,579,528
JPMorgan Chase & Co.	92,636	4,481,730
NYSE Group, Inc. (a)	41,900	3,928,125

		12,989,383

Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc. (a)	83,400	2,809,746
Sony Corp. ADR (Japan)	79,800	4,029,102

		6,838,848

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	47,400	3,134,562

Food & Staples Retailing—1.3%
Wal-Mart Stores, Inc.	80,800	3,793,560

Food Products—3.7%
Cadbury Schweppes Spons. ADR (United Kingdom)	116,700	5,994,879
ConAgra Foods, Inc.	186,400	4,643,224

		10,638,103

Health Care Equipment & Supplies—1.1%
St. Jude Medical, Inc.(a)	83,600	3,144,196

Health Care Providers & Services—1.6%
Omnicare, Inc.	116,300	4,625,251

Hotels, Restaurants & Leisure—1.2%
International Game Technology	86,500	3,492,870

Household Products—2.2%
Colgate-Palmolive Co.	42,600	2,845,254
Kimberly-Clark Corp.	50,200	3,438,198

		6,283,452

Independent Power Producers & Energy Traders—1.7%
NRG Energy, Inc. (a)	69,600	5,013,984

Industrial Conglomerates—1.8%
General Electric Company	145,800	5,155,488

Insurance—4.9%
American International Group	110,500	7,427,810
Loews Corp.	146,200	6,641,866

		14,069,676

Internet Software & Services—1.5%
Google, Inc. Cl. A (a)	9,100	4,169,256

Media—3.4%
Liberty Global, Inc. Ser. C (a)	164,605	5,043,497
News Corp. Inc. Cl. A	208,100	4,811,272

		9,854,769

Metals & Mining— 2.9%
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	64,500	4,269,255
Lihir Gold Limited ADR (Papua New Guinea) (a)	151,400	3,953,054

		8,222,309

Multiline Retail—1.4%
Federated Department Stores, Inc.	88,600	3,991,430

Multi-Utilities—1.5%
Sempra Energy	70,100	4,276,801

Office Electronics—1.6%
Xerox Corp. (a)	278,600	4,705,554

Oil, Gas & Consumable Fuels—9.3%
Hess Corp.	85,100	4,720,497
Nexen, Inc.	71,900	4,407,470
Occidental Petroleum Corp.	107,900	5,320,549
Petroleo Brasileiro SA ADR (Brazil)	32,100	3,194,271
Suncor Energy, Inc.	76,500	5,840,775
Valero Energy Corp.	49,000	3,160,010

		26,643,572

Pharmaceuticals—4.3%
Abbott Laboratories	57,100	3,186,180
Novartis AG ADR (Switzerland)	77,600	4,239,288
Roche Holdings Ltd. ADR (Switzerland)	55,400	4,878,358

		12,303,826

Semiconductors & Semiconductor Equipment—3.0%
Broadcom Corp. Cl. A (a)	98,100	3,146,067
Kla-Tencor Corp.	25,800	1,375,656
Marvell Technology Group Ltd. (a)	248,300	4,173,923

		8,695,646

Software—5.0%
Adobe Systems Incorporated (a)	145,200	6,054,840
CA, Inc.	573	14,846
Electronic Arts, Inc. (a)	80,800	4,069,088
Symantec Corp. (a)	237,300	4,105,290

		14,244,064

Specialty Retail—1.1%
Best Buy Co. Inc.	64,800	3,157,056

Textiles, Apparel & Luxury Goods—1.5%
Nike, Inc. Cl. B	40,600	4,314,156

Thrifts & Mortgage Finance—0.9%
Fannie Mae	49,300	2,690,795

Tobacco—1.7%
Altria Group, Inc.	54,000	4,741,740

Wireless Telecommunication Services—3.1%
NII Holdings, Inc. (a)	59,400	4,406,292
Sprint Nextel Corp.	233,764	4,432,165

		8,838,457

TOTAL LONG-TERM INVESTMENTS
(Cost: $216,206,121)		281,369,021

TOTAL INVESTMENTS—98.0%
(Cost: $216,206,122)		281,369,021

OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		5,767,123

NET ASSETS—100%		$287,136,144

(a)	Non-income producing security.

ADR American Depository Receipt

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 23, 2007

*	Print the name and title of each signing officer under his or her signature.